Share based payments - Fair value assumptions options (Details)	12 Months Ended
Dec. 31, 2021 yr £ / shares
Share-based payments [Abstract]
Exercise price (GBP per share)	£ 0.04
Expected life | yr	6.0
Expected volatility	93.10%
Risk-free rate	0.89%
Expected dividend rate	0.00%
Fair value (GBP per share)	£ 4.72